Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - Ordinary shares [member] - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of classes of share capital [line items]
Average cost of shares purchased for cancellation	$ 227.28	$ 174
Fair value of common shares purchased	$ 960	$ 338
Book value of common shares purchased	$ 63	$ 29
Average book value per share	$ 14.9	$ 14.85